Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Net loss	$ (33,516)	$ (38,232)	$ (36,487)	$ (41,538)	$ (40,575)	$ (43,640)	$ (43,875)	$ (41,569)	$ (149,773)	$ (169,659)	$ (137,481)
Net loss:	$ (33,516)	$ (38,232)	$ (36,487)	$ (41,538)	$ (40,575)	$ (43,640)	$ (43,875)	$ (41,569)	$ (149,773)	$ (169,659)	$ (137,481)
Denominator:
Weighted average common shares outstanding, basic and diluted	38,176	38,125	38,010	37,992	37,867	37,818	37,697	37,620	38,086	37,751	33,027
Net loss per share, basic and diluted	$ (0.88)	$ (1.00)	$ (0.96)	$ (1.09)	$ (1.07)	$ (1.15)	$ (1.16)	$ (1.10)	$ (3.93)	$ (4.49)	$ (4.16)